Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.06%
FHLMC	4.50%	9-1-2026	$8,256	$8,256
FHLMC	7.00	6-1-2031	98,891	103,322
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.14	5-25-2044	684,227	684,309
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	324,811	368,677
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	6.46	5-1-2035	50,586	51,912
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	7.02	3-1-2035	178,991	184,538
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	21,244	21,634
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.53	9-1-2038	352,709	363,595
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.57	4-1-2038	162,280	167,003
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.02	10-1-2038	144,194	147,344
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.28	11-1-2035	361,562	370,307
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.95	9-15-2041	422,122	415,206
FHLMC Series 4889 Class CD	3.00	4-15-2049	527,052	465,952
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.94	12-25-2049	2,524,126	2,440,720
FNMA	4.50	1-1-2027	24,813	24,752
FNMA	6.50	8-1-2031	119,843	123,035
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.68	12-1-2034	69,937	71,883
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.83	12-1-2040	746,268	769,552
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.91	10-1-2034	2,239	2,301
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	16,149	16,397
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.92	9-1-2035	75,704	77,834
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	42,159	42,940
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2034	212,927	217,984
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.94	7-1-2038	641,996	664,356
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.75	11-1-2038	189,458	196,429
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.84	12-1-2040	57,333	58,292
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.76	11-1-2035	32,648	33,671
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.92	8-1-2036	393,203	406,638
FNMA (1 Year Treasury Constant Maturity+2.31%)±	7.13	5-1-2036	131,118	135,540
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.04	11-1-2034	194,842	202,537
FNMA (12 Month Treasury Average+2.05%)±	6.67	8-1-2045	115,950	120,337
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	485,161	498,712
FNMA (RFUCCT6M+1.38%)±	6.13	10-1-2031	27,680	27,966
FNMA (RFUCCT6M+1.50%)±	6.16	9-1-2037	136,763	140,298
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	131,620	131,070
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	179,725	187,763
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	159,575	165,495
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	165,197	180,559
FNMA Series 2002-W4 Class A6±±	5.12	5-25-2042	219,321	217,024
FNMA Series 2003-W11 Class A1±±	7.53	6-25-2033	8,124	8,219
FNMA Series 2003-W3 Class 1A4±±	4.69	8-25-2042	13,800	13,266
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.79	3-25-2037	156,533	153,948
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.80	3-25-2043	1,539,874	1,519,114
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2014-19 Class HA	2.00%	6-25-2040	$44,276	$43,165
GNMA	7.00	6-15-2033	141,221	148,131
Total agency securities (Cost $12,336,385)				12,391,983
Asset-backed securities: 17.73%
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	5,000,000	4,990,744
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	4,000,000	3,988,589
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	4,685,000	4,681,559
Angel Oak Mortgage Trust Series 2025-HB1 Class A1 (30 Day Average U.S. SOFR+1.80%)144A±	6.12	2-25-2055	3,000,000	3,011,676
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,986,878	2,736,848
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	5,750,000	5,750,921
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.61	10-21-2042	5,630,000	5,591,308
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	722,016	708,308
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	5,475,760	5,480,098
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	5.07	11-25-2069	2,067,943	2,061,495
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	2,715,000	2,736,815
Carlyle C17 CLO Ltd. Series C17A Class A1AR (U.S. SOFR 3 Month+1.29%)144A±	5.57	4-30-2031	693,213	693,635
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	5.51	7-20-2031	3,808,584	3,810,474
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	2,465,164	2,463,801
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	465,488	464,673
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	942,774	930,776
ClickLease Equipment Receivables Trust Series 2024-1 Class A144A	6.86	2-15-2030	168,590	168,696
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,496,419	1,431,909
Dell Equipment Finance Trust Series 2025-1 Class A2144A	4.68	7-22-2027	2,250,000	2,254,530
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,985,000	12,943,705
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (U.S. SOFR 3 Month+1.08%)144A±	5.41	11-15-2028	58,218	58,223
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.53	1-17-2033	10,605,374	10,609,599
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	5.59	11-25-2069	3,430,842	3,442,954
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.57	9-25-2033	85,402	84,803
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,426,100	2,406,936
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	561,502	566,933
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	4,690,000	4,681,470
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	1,741,392	1,751,525
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.44	9-17-2036	3,160,556	3,146,524
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97%	10-15-2029	$5,556,223	$5,556,432
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,577,543
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,753,408
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.52	10-16-2036	8,260,718	8,250,839
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.67	2-19-2037	9,490,213	9,483,932
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,318,878
MNR ABS Issuer I LLC‡	8.12	12-15-2038	1,901,601	1,925,371
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	818,058	727,728
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	5.49	7-26-2066	3,960,326	3,962,855
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	1,656,671	1,642,922
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	2,400,294	2,428,378
Pagaya AI Debt Trust Series 2024-4 Class A144A	6.49	8-15-2031	1,594,843	1,596,839
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,255,000	3,241,431
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,431,813	2,469,437
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38	11-25-2030	2,067,795	2,068,316
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,251,028
Santander Bank Auto Credit-Linked Notes Series 2023-A Class B144A	6.49	6-15-2033	394,155	395,382
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	1,500,000	1,504,146
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	9.19	10-15-2041	2,332,335	2,444,560
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.31	12-17-2068	9,919,125	9,793,107
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.99	5-26-2055	2,373,394	2,348,328
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	5,800,000	5,845,240
Sotheby’s ArtFi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,012,389
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,369,478	1,281,228
Taco Bell Funding LLC Series 2016-1A Class A23144A	4.97	5-25-2046	2,812,500	2,806,619
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	5.52	10-13-2032	4,547,259	4,557,550
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.98	2-15-2039	13,307,879	13,298,785
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	993,007	1,004,806
Voya CLO Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.21%)144A±	5.49	4-17-2030	886,490	886,826
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	390,000	392,426
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87	6-21-2039	1,967,000	1,972,596
Total asset-backed securities (Cost $207,047,786)				206,448,852
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 31.30%
Basic materials: 0.97%
Chemicals: 0.67%
Ecolab, Inc.%%	4.30%	6-15-2028	$4,900,000	$4,914,545
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	2,975,000	2,938,058
				7,852,603
Forest products & paper: 0.30%
Georgia-Pacific LLC144A%%	4.40	6-30-2028	3,500,000	3,503,536
Communications: 1.58%
Internet: 0.17%
MercadoLibre, Inc.	2.38	1-14-2026	2,000,000	1,962,349
Media: 0.70%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	8,000,000	8,141,402
Telecommunications: 0.71%
Frontier California, Inc. Series F	6.75	5-15-2027	3,405,000	3,456,075
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	4,818,000	4,838,992
				8,295,067
Consumer, cyclical: 6.25%
Airlines: 1.20%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	3,645,975	3,625,175
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	4,995,200	4,850,637
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	1,666,668	1,660,355
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	3,816,000	3,824,758
				13,960,925
Auto manufacturers: 3.32%
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,513,521
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,342,841
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,200,763
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,014,738
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,033,675
Toyota Motor Credit Corp.	4.50	5-14-2027	5,000,000	5,015,780
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,506,311
				38,627,629
Entertainment: 0.80%
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,400,000	3,440,297
Warnermedia Holdings, Inc.	3.76	3-15-2027	6,000,000	5,816,230
				9,256,527
Lodging: 0.43%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,060,577
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies: 0.50%
Mattel, Inc.144A	3.38%	4-1-2026	$5,921,000	$5,829,754
Consumer, non-cyclical: 3.52%
Agriculture: 0.61%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,051,883
Commercial services: 1.56%
Ashtead Capital, Inc.144A	1.50	8-12-2026	2,628,000	2,527,101
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,830,897
Global Payments, Inc.	4.80	4-1-2026	6,305,000	6,302,433
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,531,689
				18,192,120
Food: 0.43%
Mars, Inc.144A	4.45	3-1-2027	5,000,000	5,004,844
Healthcare-services: 0.43%
HCA, Inc.	5.38	9-1-2026	5,000,000	5,021,755
Pharmaceuticals: 0.49%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,536,457
Cencora, Inc.	4.63	12-15-2027	3,140,000	3,157,200
				5,693,657
Energy: 0.34%
Oil & gas: 0.34%
HF Sinclair Corp.	6.38	4-15-2027	3,916,000	3,952,515
Financial: 10.87%
Banks: 7.00%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,048,974
Bank of America Corp. (U.S. SOFR+1.11%)±	4.62	5-9-2029	7,000,000	6,998,340
Bank of New York Mellon (U.S. SOFR+1.14%)±	4.73	4-20-2029	4,740,000	4,780,825
Citibank NA	4.58	5-29-2027	5,000,000	5,007,119
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	5,000,000	5,006,799
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,011,959
HSBC USA, Inc.%%	4.65	6-3-2028	5,600,000	5,615,742
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	1,995,892
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,664,628
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	5,000,000	5,050,232
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	7,735,000	7,807,431
National Securities Clearing Corp.144A	4.35	5-20-2027	5,000,000	5,012,710
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	6,000,000	6,048,329
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,207,582
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	6,180,000	6,225,995
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,011,087
				81,493,644
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.25%
Citadel Finance LLC144A	3.38%	3-9-2026	$3,000,000	$2,955,320
Insurance: 2.09%
CNO Global Funding144A	5.88	6-4-2027	3,500,000	3,579,405
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,657,838
Jackson National Life Global Funding144A	5.55	7-2-2027	5,000,000	5,083,488
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,060,808
				24,381,539
Investment Companies: 0.09%
Ares Capital Corp. BDC	3.25	7-15-2025	1,040,000	1,037,699
REITs: 1.44%
American Tower Trust #1144A	5.49	3-15-2028	1,670,000	1,691,169
EPR Properties	4.75	12-15-2026	3,000,000	2,982,178
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,228,066
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,822,294
				16,723,707
Industrial: 2.35%
Electrical components & equipment: 0.43%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	5,000,000	5,006,170
Hand/machine tools: 0.45%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,282,543
Packaging & containers: 0.60%
Amcor Flexibles North America, Inc.144A	4.80	3-17-2028	7,000,000	7,018,005
Trucking & leasing: 0.87%
GATX Corp.	5.40	3-15-2027	5,000,000	5,051,218
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,042,338
				10,093,556
Technology: 2.23%
Computers: 1.09%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	6,989,769
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,708,260
				12,698,029
Semiconductors: 0.45%
Intel Corp.	3.75	8-5-2027	5,407,000	5,307,095
Software: 0.69%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,000,000	2,989,047
Synopsys, Inc.	4.55	4-1-2027	5,000,000	5,006,487
				7,995,534
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 3.19%
Electric: 3.19%
Alliant Energy Finance LLC144A	5.40%	6-6-2027	$5,610,000	$5,668,499
Dominion Energy, Inc.	4.60	5-15-2028	5,000,000	5,012,576
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,632,616
National Rural Utilities Cooperative Finance Corp.	4.75	2-7-2028	5,000,000	5,050,219
Pinnacle West Capital Corp.	4.90	5-15-2028	3,750,000	3,778,739
Southern California Edison Co.	5.35	3-1-2026	5,000,000	5,023,893
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,079,087
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	2,000,000	1,942,989
				37,188,618
Total corporate bonds and notes (Cost $362,430,009)				364,588,602

	Shares
Investment companies: 1.15%
Exchange-traded funds: 1.15%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,446,230
Total investment companies (Cost $14,331,099)		13,446,230

			Principal
Municipal obligations: 0.09%
Indiana: 0.09%
Education revenue: 0.09%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.24	2-25-2044	$993,701	994,644
Total municipal obligations (Cost $985,505)				994,644
Non-agency mortgage-backed securities: 13.91%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±%%	5.90	6-15-2030	3,000,000	3,006,580
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	4,053,377	4,051,975
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	437,546	414,970
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	290,688	278,662
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,158,730	1,098,803
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	787,648	783,864
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	417,691	407,622
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	777,118	776,063
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	530,027	515,347
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	6.22	3-15-2042	5,005,000	4,967,463
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.23	11-15-2034	2,410,377	2,363,069
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.31	6-19-2031	35,456	35,014
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	6.75	6-19-2031	57,207	56,733
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	9,886,413	9,553,284
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11%	10-25-2066	$9,082,124	$7,744,582
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	1,856,972	1,665,212
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	536,146	534,282
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	1,070,486	1,020,407
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	3,101,362	2,771,673
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,355,317	4,808,650
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	82,382	81,378
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	492,740	416,908
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,880,270	3,821,569
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	4,160,977	3,964,249
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	10,897,951	10,119,377
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.63	11-15-2032	4,675,000	4,642,859
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.33	11-15-2036	1,000,000	992,500
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	711,508	669,572
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.92	8-25-2054	5,231,777	5,231,759
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	19,854	19,196
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,614,524	1,503,861
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,511,719	1,307,736
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	3,162,125	2,734,077
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	10,485,401	10,382,320
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.59	6-15-2035	3,571,081	3,132,733
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	6,365,000	6,350,597
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	5,526,067	5,266,583
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.62	10-25-2032	1,273	1,277
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	611,794	588,476
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	596,828	561,836
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	2,094,497	1,976,185
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	9,283	9,250
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,542,614	4,062,871
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	564,059	499,617
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,346,210	2,705,909
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	1,132,637	1,083,348
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	5.88	2-15-2039	20,000,000	19,800,822
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,200,658	2,089,816
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,449,765	1,352,332
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	455,253	442,523
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	450,189	440,195
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25%	3-25-2058	$611,530	$602,133
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	2,093,094	2,045,081
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	9,050,092	7,960,338
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.23	2-15-2032	2,763,356	2,762,663
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	383,486	379,194
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	2,171,190	1,914,438
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,300,570	1,146,540
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	2,090,955	1,977,743
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.65	8-25-2032	72,869	73,168
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.65	8-25-2032	27,926	27,957
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.64	12-28-2037	28,958	28,722
Total non-agency mortgage-backed securities (Cost $171,173,810)				162,023,963
U.S. Treasury securities: 9.34%
U.S. Treasury Notes	3.75	8-31-2026	78,690,000	78,370,322
U.S. Treasury Notes	3.75	4-30-2027	10,195,000	10,163,539
U.S. Treasury Notes	4.25	1-31-2026	20,285,000	20,276,878
Total U.S. Treasury securities (Cost $109,224,583)				108,810,739
Yankee corporate bonds and notes: 10.95%
Basic materials: 0.58%
Chemicals: 0.15%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,875,000	1,709,123
Iron/steel: 0.43%
Gerdau Trade, Inc.144A	4.88	10-24-2027	5,000,000	4,995,918
Communications: 0.43%
Telecommunications: 0.43%
NTT Finance Corp.144A	5.10	7-2-2027	5,000,000	5,061,685
Consumer, cyclical: 0.29%
Leisure time: 0.29%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,403,083
Consumer, non-cyclical: 0.55%
Household products/wares: 0.55%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	6,570,000	6,394,924
Financial: 8.19%
Banks: 6.45%
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	5,011,394
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,290,973
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,987,268
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	6,150,000	6,330,254
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,089,317
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
National Australia Bank Ltd.	4.50%	10-26-2027	$7,000,000	$7,039,233
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,017,242
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,090,331
Skandinaviska Enskilda Banken AB144A%%	4.38	6-2-2028	7,000,000	7,015,760
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,046,196
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,164,840
				75,082,808
Diversified financial services: 1.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	4-1-2028	5,000,000	5,025,469
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,082,520
Marex Group PLC	5.83	5-8-2028	3,365,000	3,379,875
				14,487,864
Real estate: 0.50%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,785,753
Government securities: 0.25%
Multi-national: 0.25%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,930,769
Industrial: 0.53%
Miscellaneous manufacturing: 0.53%
Siemens Funding BV144A	4.35	5-26-2028	6,125,000	6,137,186
Utilities: 0.13%
Electric: 0.13%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,500,000	1,507,368
Total yankee corporate bonds and notes (Cost $126,637,578)				127,496,481
Yankee government bonds: 0.41%
Panama: 0.41%
Panama	3.88	3-17-2028	5,000,000	4,772,000
Total yankee government bonds (Cost $4,752,220)				4,772,000

	Yield	Shares
Short-term investments: 15.15%
Investment companies: 4.06%
Allspring Government Money Market Fund Select Class♠∞##	4.23	47,240,919	47,240,919

			Principal
U.S. Treasury securities: 11.09%
U.S. Treasury Bills☼	1.41	6-3-2025	$30,000,000	29,996,477
U.S. Treasury Bills☼	2.53	6-5-2025	15,000,000	14,994,686
U.S. Treasury Bills☼	3.92	6-26-2025	18,000,000	17,949,255
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		3.97%	7-3-2025	$36,500,000	$36,367,426
U.S. Treasury Bills☼		4.02	7-10-2025	30,000,000	29,866,209
					129,174,053
Total short-term investments (Cost $176,415,334)					176,414,972
Total investments in securities (Cost $1,185,334,309)	101.09%				1,177,388,466
Other assets and liabilities, net	(1.09)				(12,701,510)
Total net assets	100.00%				$1,164,686,956

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
CLO	Collateralized loan obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$49,165,220	$714,160,558	$(716,084,859)	$0	$0	$47,240,919	47,240,919	$1,946,427
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(358)	9-19-2025	$(39,575,173)	$(39,648,500)	$0	$(73,327)
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—May 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
2-Year U.S. Treasury Notes	(1,265)	9-30-2025	$(262,198,873)	$(262,408,438)	$0	$(209,565)
5-Year U.S. Treasury Notes	(86)	9-30-2025	(9,287,805)	(9,304,125)	0	(16,320)
					$0	$(299,212)
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Ultra Short-Term Income Fund | 13

Notes to portfolio of investments—May 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$12,391,983	$0	$12,391,983
Asset-backed securities	0	204,523,481	1,925,371	206,448,852
Corporate bonds and notes	0	364,588,602	0	364,588,602
Investment companies	13,446,230	0	0	13,446,230
Municipal obligations	0	994,644	0	994,644
Non-agency mortgage-backed securities	0	162,023,963	0	162,023,963
U.S. Treasury securities	108,810,739	0	0	108,810,739
Yankee corporate bonds and notes	0	127,496,481	0	127,496,481
Yankee government bonds	0	4,772,000	0	4,772,000
Short-term investments
Investment companies	47,240,919	0	0	47,240,919
U.S. Treasury securities	129,174,053	0	0	129,174,053
Total assets	$298,671,941	$876,791,154	$1,925,371	$1,177,388,466
Liabilities
Futures contracts	$299,212	$0	$0	$299,212
Total liabilities	$299,212	$0	$0	$299,212
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $2,919,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
14 | Allspring Ultra Short-Term Income Fund